Income Taxes (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets consist of the following components:

2016
Deferred tax assets:
Accrued liabilities not currently deductible	$64,210
Net operating loss and capital loss carryforwards	506,259
Gross deferred tax assets	570,469
Valuation allowance	(417,581)
Gross deferred tax assets net of valuation allowance	152,888

Deferred tax liabilities
Stock-based compensation	16,625
Website development costs and fixed assets	136,263

Net deferred tax asset	$-

Deferred tax assets consist of the following components:

June 30, 2017
Deferred tax assets:
Accrued liabilities not currently deductible	$71,211
Stock-based compensation	76,995
Net operating loss and capital loss carryforwards	1,386,186
Gross deferred tax assets	1,534,392
Valuation allowance	(1,088,770)
Gross deferred tax assets net of valuation allowance	445,622

Deferred tax liabilities
Stock-based compensation	16,625
Website development costs and fixed assets	428,997

Net deferred tax asset	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The provision for income taxes on the statement of comprehensive loss differs from the amount computed by applying the statutory Federal income tax rate to income before the provision for income taxes, as follows:

	2016

Federal expense expected at statutory rate	$(743,838)	34.0%
Permanent differences	373,367	-17.1%
Change in valuation allowance	370,470	-16.9%

Tax benefit and effective tax rate	$-

The provision for income taxes on the consolidated statement of operations differs from the amount computed by applying the statutory Federal income tax rate to income before the provision for income taxes for the six months ended, as follows:

	June 30, 2017

Federal expense (benefit) expected at statutory rate	$(881,686)	34.0%
Permanent differences	215,816	-8.3%
Change in valuation allowance	665,870	-25.7%

Tax benefit and effective tax rate	$-	0%